Loans and borrowings Narrative (Detail)	12 Months Ended
	Dec. 31, 2017 EUR (€) shares	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Details loans and borrowings Narrative [line items]
Loan Principal K EUR 28,000	€ 28,000,000
Monthly reimbursable portion	€ 18,000,000
Period for monthly reimbursable portion	7
Bullet portion	€ 10,000,000
Interest percentage	1.10%
Loan principal K EUR 18,000	€ 17,575,000	€ 6,404,000	€ 0
Belgian facility financing	12,000,000
Drawn	11,575,000
Polish facility financing	6,000,000
Drawn	€ 6,000,000
Interest percentage	1.20%
Loan principal K EUR 11,250	€ 11,250,000
Maturing June 2023	7,496,000
Maturing June 2021	€ 1,750,000
Interest percentage	3.00%
Refinanced part March 2018	€ 9,300,000
Interest percentage	1.60%
Mortgage	€ 4,650,000
Loan principal K EUR 8,750	8,750,000
Facility loan 2005	2,000,000
Facility loan 2006	300,000
Facility loan 2012	5,000,000
Czech republic offices loan 2008	1,750,000
Balance of the loans	€ 4,981,000	5,411,000	5,952,000
Repayment schedule	15
Interest rate lower range	4.30%
Interest rate upper range	5.40%
Miscellaneous investment loans [abstract]
Reimbursement period	7
Weighted average interest rate	1.00%
Finance lease obligations third parties [abstract]
Weighted average interest rate	2.00%
Institutional loan K EUR 1,142	€ 1,142,000
Reimbursement period	4
Interest rate	0.25%
Amount drawn	€ 1,105,000
Convertible bond K EUR 1,000	€ 1,000,000
Convertible number of bonds	1,000
Nominal value per bond	€ 1,000,000
Contractual life	7,000
Interest rate	3.70%
Conversion price	1.97
Fair value	€ 907,000
Amount recognized in consolidated reserves	€ 93,000
K EUR 1,000 convertible bond - max number of shares to be issued | shares	508,904
Finance lease obligations related parties [abstract]
Lease term	15
Amounts outstanding	€ 0	€ 74,000	€ 72,000
Interest expense	0	4	5
Related party loan [abstract]
Interest rate	4.23%
Related party loan - interest expense	€ 11,000
K EUR 28,000 acquisition bank loan	27,513,000	€ 0	€ 0
K EUR 11,250 bank loans ACTech	€ 9,247,000	€ 0	€ 0